SIGNIFICANT ACCOUNTING POLICIES - Exclusive Option Agreement (Details) - CNY (¥)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Purchase price for equity interests in shenzhen futu under exclusive option agreement	¥ 1.00	¥ 1.00
Threshold of shenzhen futu disposes of shenzhen futu's material assets without prior written consent of shen si	¥ 500,000,000	¥ 500,000